PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation	$ 899	$ 943	$ 3,848	$ 3,854	$ 312
Cost of Goods Sold
Depreciation	$ 584	$ 514	$ 2,830	$ 2,921	$ 211